Trade receivables and other current assets - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 7,246	€ 2,217
Current advances to suppliers	1,400	805
Research agreement
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	7,200
ICON Plc
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	4,400
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 1,300	€ 1,600